Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

13.Income Taxes

Under the laws of the countries of the Company’s subsidiaries’ incorporation and/or vessels’ registration (Greece, Liberia, Marshall Islands, Panama, Bahamas), the companies are subject to registration and tonnage taxes, which have been included in the Vessel operating expenses. In addition, effective January 1, 2013 each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of Greece. These tonnage taxes for 2013 amounted to $508, and have also been included under Vessel operating expenses in the accompanying Statement of Operations.

The Company is not expected to be subject to United States Federal income tax on their gross income from the international operations of ships. In general, foreign persons operating ships to and from the United States are subject to United States Federal income tax of 4% of their United States source gross transportation income, which equals 50% of their gross income from transportation to or from the United States. The Company believes that it is exempt from United States Federal income tax on its United States source gross transportation income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States, and derives income from the international operation of ships and satisfies the stock ownership test as defined by the Internal Revenue Code and related regulations as a result of the Company’s stock being primarily and regularly traded on an established securities market in the United States. Under the regulations, a Company’s stock is considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year. Other requirements such as the substantiation and reporting requirements under the regulations also must be satisfied to qualify for the exemption from United States Federal income tax.